Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 2,120,674.8		$ 1,453,101.6
Money market funds	2,826.7		10,898.7
Repurchase agreements	2,127.0		1,346.7
Commercial paper	1,998.5		30.0
Government bonds/Agency bonds	0.0		50.8
Cash and cash equivalents	$ 2,127,627.0	$ 64,886.5	$ 1,465,427.8	$ 44,691.3	$ 1,342,814.1	$ 1,064,990.2